Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2025 up through March 27, 2026, no subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.